Adjusting items included in profit from operations -Narrative (d-e) (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit from Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses	£ (37)	£ 515
(d) Charges in respect of DOJ and OFAC investigations	66	450	£ 450
(d) Credit in respect of calculation of VAT on social contributions in Brazil	13	0	460
Net losses on litigation settlements	(57)	(80)	(170)
Engle progeny cases
Profit from Operations [Line Items]
Litigation expense included in other operating expense		104
MSA litigation
Profit from Operations [Line Items]
Gains on litigation settlements		24
Partial buy-out of pension fund in U.S.
Profit from Operations [Line Items]
Gain (loss) on settlement of plan assets and liabilities	£ 0	£ (15)	£ (16)